LONG TERM DEPOSIT	3 Months Ended
Mar. 31, 2026
Long Term Deposit
LONG TERM DEPOSIT

NOTE 6 – LONG TERM DEPOSIT

On February 26, 2026 CETI entered into a five-year manufacturing and distribution agreement with AirPower USA a related party as of April 7, 2026, securing exclusive rights to manufacture and distribute compressed-air-powered energy generation systems across key international markets in the Middle East and Africa. These regions represent areas of significant demand for reliable, off-grid, and environmentally sustainable energy solutions. The total purchase price is $2.5M and it is scheduled to close in July of 2026. An initial deposit of which $600k has already been made using Series A convertible preferred stock and is recorded in the consolidated balance sheet as a long term deposit. The remaining balances are due in two payments – one on July 15, 2026 for $300k and $1.6M on December 31, 2026. If payments are not made on a timely basis, AirPower may convert the amount due into stock at the following conversion price - 65% multiplied by the lowest trading price for the common stock during the ten (10) trading days prior to the conversion date which represents a discount rate of 35%.